Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits [Line items]
Deposit	$ 573,927	$ 570,740
Purchased notes, net	3,280	3,063
Notes issued	310,445	311,426
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposit	245,390
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [Line items]
Deposit	22,622	19,925
Cibc capital trust [member]
Disclosure Of Deposits [Line items]
Notes issued	302	303
Denominated in U.S. dollars [member]
Disclosure Of Deposits [Line items]
Deposit	191,400	185,200
Denominated in other foreign currencies [member]
Disclosure Of Deposits [Line items]
Deposit	$ 30,700	$ 30,200